Share Capital	9 Months Ended
Apr. 30, 2013
Equity [Abstract]
Share Capital

NOTE 4 – SHARE CAPITAL

In August 2012, the Company raised $12,000 for 120,000 restricted shares of common stock, and $100,000 for 670,000 restricted shares of common stock. The stock certificate for these shares was issued in November 2012.

On November 15, 2012, the Company issued 2,500,000 shares of restricted common stock in connection with the issuance of the convertible note referred to in Note 3 in the amount of $100,000.

In January 2013 the Company received an investment of $15,000 for 300,000 restricted shares.

During the nine months ended April 30, 2013, the Company entered into three-year endorsement agreements with four sports figures who have agreed to endorse the Company and its products for an aggregate of 3,500,000 restricted shares of the Company’s common stock plus an additional 1,800,000 contingent restricted shares based on certain performance criteria. The Company has recorded an aggregate Marketing Expense of $188,000 relating to the shares that are issuable for Year One of each of the agreements. The Company evaluated these awards under FASB ASC 505-50 and determined that awards dependent upon performance conditions should be recognized as expense as the performance conditions are met.

Sponsorship of Texas versus The Nation football game

On January 4, 2013 the Company entered into an agreement to be the 2013 Title Sponsor of Texas vs. The Nation which was held on February 2, 2013 at Eagle Stadium in Allen, Texas. In consideration for its sponsorship, the Company has given Overtime Marketing SE, LLC the right to purchase 5,000,000 restricted shares of its common stock at a price per share equal to 125% of par value ($.001) to be paid in US currency at time of acquisition. The shares will be made available for sale upon the following schedule:

•	1,250,000 shares at the time of execution of the formal Sponsorship Contract;

•	1,250,000 shares 180 days after execution of Sponsorship Contract;

•	1,250,000 shares 360 days after execution of Sponsorship Contract; and

•	1,250,000 shares 540 days after execution of Sponsorship Contract.

The Company recorded an expense equal to all the shares covered by the Sponsorship Contract based on the price of Company shares on the date the Company entered into the agreement which resulted in a recorded expense of approximately $693,750 for the nine months ended April 30, 2013.